UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05088

                        THE ALLIANCEBERNSTEIN PORTFOLIOS
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: August 31, 2005

                   Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


TAX MANAGED WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2004  (unaudited)

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-95.9%

United States Investments - 63.2%

Finance - 14.6%
Banking - 7.2%
Bank of America Corp.                                     15,220  $     704,229
Citigroup, Inc.                                           36,950      1,653,513
Fannie Mae                                                 6,300        432,810
Freddie Mac                                                3,100        211,606
J.P. Morgan Chase & Co.                                   26,900      1,012,785
National City Corp.                                       12,700        470,916
SunTrust Banks, Inc.                                       5,100        363,630
Wachovia Corp.                                             7,500        388,125
                                                                  -------------
                                                                      5,237,614
                                                                  -------------

Financial Services - 2.6%
Franklin Resources, Inc.                                   4,200        275,646
Lehman Brothers Holdings, Inc.                             5,400        452,412
MBNA Corp.                                                27,050        718,448
Merrill Lynch & Co., Inc.                                  4,500        250,695
The Goldman Sachs Group, Inc.                              2,000        209,520
                                                                  -------------
                                                                      1,906,721
                                                                  -------------

Insurance - 4.8%
American International Group, Inc.                        14,350        909,072
MetLife, Inc.                                              6,100        237,900
The Allstate Corp.                                         3,600        181,800
The Chubb Corp.                                            5,700        434,397
The Hartford Financial Services Group, Inc.                3,200        204,800
The Progressive Corp.                                      3,750        341,213
The St. Paul Travelers Cos., Inc.                          1,993         72,705
Torchmark Corp.                                            2,700        148,257
UnitedHealth Group, Inc.                                   9,300        770,505
XL Capital, Ltd. Cl.A                                      2,700        203,472
                                                                  -------------
                                                                      3,504,121
                                                                  -------------
                                                                     10,648,456
                                                                  -------------

Technology - 12.9%
Data Processing - 6.3%
Apple Computer, Inc.(a)                                    3,550        238,027
Arrow Electronics, Inc.(a)                                 7,600        186,428
Avnet, Inc.(a)                                             3,700         68,080
Dell, Inc.(a)                                             29,500      1,195,340
Electronic Arts, Inc.(a)                                  15,800        772,620
Hewlett-Packard Co.                                       26,400        528,000
Ingram Micro, Inc.(a)                                      7,000        134,680
Microsoft Corp.                                           36,700        983,927
Solectron Corp.(a)                                        47,000        293,750
Tech Data Corp.(a)                                         4,000        181,560
                                                                  -------------
                                                                      4,582,412
                                                                  -------------

Electrical & Electronics - 4.7%
ADC Telecommunications, Inc.(a)                           34,500  $      81,075
Broadcom Corp. Cl.A(a)                                    13,900        452,028
Cisco Systems, Inc.(a)                                    26,500        495,815
Corning, Inc.(a)                                          53,100        667,998
Juniper Networks, Inc.(a)                                 25,500        702,015
QUALCOMM, Inc.                                            17,100        711,702
Tellabs, Inc.(a)                                          36,000        307,800
                                                                  -------------
                                                                      3,418,433
                                                                  -------------

Electronic Components & Instruments - 1.9%
Applied Materials, Inc.(a)                                13,500        224,640
Intel Corp.                                               14,900        333,015
Maxim Integrated Products, Inc.                            4,900        200,704
Symantec Corp.(a)                                          9,900        631,719
                                                                  -------------
                                                                      1,390,078
                                                                  -------------
                                                                      9,390,923
                                                                  -------------

Consumer Cyclical - 11.3%
Broadcasting & Publishing - 3.5%
Comcast Corp. Cl.A Special(a)                             10,600        314,290
The E.W. Scripps Co. Cl.A                                 11,100        518,814
Time Warner, Inc.(a)                                      25,300        448,063
Viacom, Inc. Cl.B                                          3,400        117,980
Yahoo!, Inc.(a)                                           31,100      1,169,982
                                                                  -------------
                                                                      2,569,129
                                                                  -------------

Business & Public Services - 0.4%
The Interpublic Group of Cos., Inc.(a)                    20,000        248,200
                                                                  -------------

Leisure & Tourism - 0.6%
McDonald's Corp.                                           4,500        138,330
Starbucks Corp.(a)                                         5,700        320,682
                                                                  -------------
                                                                        459,012
                                                                  -------------

Merchandising - 5.8%
Amazon.com, Inc.(a)                                        6,700        265,856
Bed Bath & Beyond, Inc.(a)                                 8,650        345,377
eBay, Inc.(a)                                             10,150      1,141,368
Lowe's Cos., Inc.                                         15,120        836,590
Office Depot, Inc.(a)                                     29,500        483,800
Target Corp.                                              14,250        729,885
Wal-Mart Stores, Inc.                                      7,890        410,753
                                                                  -------------
                                                                      4,213,629
                                                                  -------------

Textiles & Apparel - 1.0%
Jones Apparel Group, Inc.                                 10,000        355,300
V. F. Corp.                                                6,400        345,536
                                                                  -------------
                                                                        700,836
                                                                  -------------
                                                                      8,190,806
                                                                  -------------

Medical - 6.0%
Health & Personal Care - 6.0%
Amgen, Inc.(a)                                            13,100        786,524
Avon Products, Inc.                                       12,950        486,143
Boston Scientific Corp.(a)                                16,400        570,884
Forest Laboratories, Inc.(a)                               3,200        124,704
Medco Health Solutions, Inc.(a)                            8,700        328,164
Merck & Co., Inc.                                          7,000        196,140
Pfizer, Inc.                                              33,300        924,741
St. Jude Medical, Inc.(a)                                 14,560        555,318
Zimmer Holdings, Inc.(a)                                   5,000        408,000
                                                                  -------------
                                                                      4,380,618
                                                                  -------------

Capital Equipment - 5.3%
Aerospace & Defense - 0.6%
Goodrich Corp.                                             1,900  $      60,325
The Boeing Co.                                             7,000        374,990
                                                                  -------------
                                                                        435,315
                                                                  -------------

Automobiles - 0.7%
BorgWarner, Inc.                                           4,600        230,276
Cooper Tire & Rubber Co.                                   2,200         44,924
Lear Corp.                                                 3,500        203,000
                                                                  -------------
                                                                        478,200
                                                                  -------------

Industrial Components - 0.3%
Eaton Corp.                                                2,800        188,720
                                                                  -------------

Multi-Industry - 3.7%
Cooper Industries, Ltd. Cl.A                               6,400        424,384
General Electric Co.                                      51,310      1,814,322
Hubbell, Inc. Cl.B                                         2,700        131,220
Textron, Inc.                                              4,700        341,314
                                                                  -------------
                                                                      2,711,240
                                                                  -------------
                                                                      3,813,475
                                                                  -------------

Energy - 3.7%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.                                         2,800        124,124
Halliburton Co.                                            3,100        128,185
                                                                  -------------
                                                                        252,309
                                                                  -------------

Energy Sources - 3.4%
ChevronTexaco Corp.                                       14,000        764,400
ConocoPhillips                                             8,500        773,415
Occidental Petroleum Corp.                                11,300        680,373
Valero Energy Corp.                                        5,000        233,950
                                                                  -------------
                                                                      2,452,138
                                                                  -------------
                                                                      2,704,447
                                                                  -------------

Consumer Staples - 2.9%
Beverages & Tobacco - 1.1%
Altria Group, Inc.                                         8,200        471,418
PepsiCo, Inc.                                              7,300        364,343
                                                                  -------------
                                                                        835,761
                                                                  -------------

Food & Household Products - 1.8%
Safeway, Inc.(a)                                          15,100        291,128
SUPERVALU, Inc.                                            2,800         88,452
The Kroger Co.(a)                                         17,100        276,678
The Procter & Gamble Co.                                  11,950        639,086
                                                                  -------------
                                                                      1,295,344
                                                                  -------------
                                                                      2,131,105
                                                                  -------------

Utilities - 2.8%
Electric & Gas - 2.8%
American Electric Power Co., Inc.                         10,500        358,785
Constellation Energy Group, Inc.                           3,500        152,950
Entergy Corp.                                              3,100        200,942
FirstEnergy Corp.                                          7,900        333,617
Sempra Energy                                              5,500        203,390
TXU Corp.                                                  8,900        559,098
Wisconsin Energy Corp.                                     5,700        189,639
                                                                  -------------
                                                                      1,998,421
                                                                  -------------

Industrial Commodities - 1.8%
Forest & Paper - 1.5%
Georgia-Pacific Corp.                                      5,300  $     194,033
Kimberly-Clark Corp.                                       5,200        330,772
MeadWestvaco Corp.                                        10,800        363,420
Smurfit-Stone Container Corp.(a)                           9,500        170,620
                                                                  -------------
                                                                      1,058,845
                                                                  -------------

Metal - Nonferrous - 0.3%
Alcoa, Inc.                                                6,300        214,074
                                                                  -------------
                                                                      1,272,919
                                                                  -------------

Transportation - 1.0%
Transportation- Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.                         2,800        126,112
CSX Corp.                                                  9,500        362,235
Norfolk Southern Corp.                                     7,800        267,774
                                                                  -------------
                                                                        756,121
                                                                  -------------

Construction & Housing - 0.6%
Building Materials - 0.6%
Masco Corp.                                               12,200        430,294
                                                                  -------------

Telecommunications - 0.3%
Telecommunications - 0.3%
Sprint Corp.                                              10,100        230,381
                                                                  -------------

Total United States Investments
(cost $41,698,865)                                                   45,947,966
                                                                  -------------

Foreign Investments - 32.7%

Australia - 0.2%
Publishing & Broadcasting, Ltd.                            2,271         27,304
Rinker Group, Ltd.                                        18,807        138,931
                                                                  -------------
                                                                        166,235
                                                                  -------------

Belgium - 0.4%
Delhaize Group                                             3,800        293,333
                                                                  -------------

Bermuda - 1.1%
Marvell Technology Group, Ltd.(a)                          9,700        310,982
Nabors Industries, Ltd.(a)                                 9,500        494,000
                                                                  -------------
                                                                        804,982
                                                                  -------------

Brazil - 0.4%
Petroleo Brasileiro, SA (ADR)                              5,800        199,984
Votorantim Celulose e Papel, SA (ADR)                      1,600         60,240
                                                                  -------------
                                                                        260,224
                                                                  -------------

Canada - 1.5%
Alcan, Inc.                                                5,200        264,085
Bank of Nova Scotia                                        8,200        257,649
Manulife Financial Corp.                                   4,900        219,210
Manulife Financial Corp. (b)                               1,511         67,889
Research In Motion, Ltd.(a)                                3,000        266,910
                                                                  -------------
                                                                      1,075,743
                                                                  -------------

China - 0.2%
China Petroleum & Chemical Corp. Cl.H                    283,000        120,044
                                                                  -------------

France - 3.8%
Arcelor                                                   18,600  $     408,832
Assurances Generales de France                             5,100        349,716
BNP Paribas, SA                                            4,525        313,872
Compagnie de Saint-Gobain                                  1,200         68,107
Credit Agricole, SA                                        5,300        156,565
Essilor International, SA                                  1,558        106,283
Groupe Danone(a)                                           1,180        105,046
Renault, SA                                                2,500        204,182
Sanofi-Synthelabo, SA                                      5,742        431,274
Schneider Electric, SA                                     1,178         81,706
Societe Generale                                           1,700        163,783
Total, SA                                                  1,602        349,886
                                                                  -------------
                                                                      2,739,252
                                                                  -------------

Germany - 1.8%
Altana AG(a)                                                 872         47,587
Continental AG                                             5,600        340,256
HeidelbergCement AG                                        2,300        130,700
MAN AG                                                     2,800        105,846
Porsche AG pfd.                                              197        125,193
SAP AG                                                     1,781        316,556
SAP AG (ADR)                                               5,700        253,650
                                                                  -------------
                                                                      1,319,788
                                                                  -------------

Hong Kong - 0.3%
Esprit Holdings, Ltd.                                     37,000        202,217
                                                                  -------------

Hungary - 0.3%
MOL Magyar Olaj-es Gazipari Rt.                            3,100        208,796
                                                                  -------------

Ireland - 0.7%
Allied Irish Banks PLC                                     8,769        170,726
CRH PLC                                                    9,203        232,026
Depfa Bank PLC                                             6,500        105,980
                                                                  -------------
                                                                        508,732
                                                                  -------------

Israel - 0.7%
Bank Hapoalim, Ltd.                                       36,000        104,854
Teva Pharmaceutical Industries, Ltd. (ADR)                15,700        428,296
                                                                  -------------
                                                                        533,150
                                                                  -------------

Italy - 0.6%
Eni SpA                                                   18,969        465,509
                                                                  -------------

Japan - 5.6%
Aeon Credit Service Co., Ltd.                              1,600        114,371
Aiful Corp.                                                2,100        236,938
Canon, Inc.                                               12,900        643,302
Daikin Industries, Ltd.                                    4,200        110,562
Daito Trust Construction Co., Ltd.                         1,200         54,081
Denso Corp.                                               10,200        243,246
Eisai Co., Ltd.                                            4,100        121,772
Honda Motor Co., Ltd.                                      8,300        396,146
Hoya Corp.                                                 2,900        300,667
JFE Holdings, Inc.                                         6,500        186,063
Keyence Corp.                                                600        135,016
Mitsubishi Corp.                                          19,000        239,462
Mitsubishi Tokyo Financial Group, Inc.                        11        103,581
Nippon Meat Packers, Inc.                                  6,000         77,344
Nissan Motor Co., Ltd.                                    16,800        176,016
Nitto Denko Corp.                                          1,700         87,985
Promise Co., Ltd.                                          3,200        222,702
Ricoh Co., Ltd.                                            7,000        123,407
Sumitomo Mitsui Financial Group, Inc.                         44        304,437
UFJ Holdings, Inc.(a)                                         33        173,763
                                                                  -------------
                                                                      4,050,861
                                                                  -------------

Mexico - 0.3%
America Movil SA de CV (ADR)                               3,900  $     182,169
Grupo Televisa, SA (ADR)                                   1,100         68,497
                                                                  -------------
                                                                        250,666
                                                                  -------------

Netherlands - 0.6%
ASML Holding NV(a)                                         5,382         82,079
ING Groep NV                                              13,872        379,832
                                                                  -------------
                                                                        461,911
                                                                  -------------

Panama - 0.4%
Carnival Corp.                                             5,700        302,157
                                                                  -------------

Russia - 0.1%
Mobile Telesystems (ADR)                                     600         83,226
                                                                  -------------

Singapore - 0.4%
Flextronics International, Ltd.(a)                         7,300        104,755
Singapore Telecommunications, Ltd.                       155,150        224,108
                                                                  -------------
                                                                        328,863
                                                                  -------------

South Korea - 1.2%
Hyundai Motor Co., Ltd.                                    2,800        137,415
Kookmin Bank(a)                                            3,700        139,712
POSCO                                                      1,600        298,874
Samsung Electronics Co., Ltd. (GDR)(c)                       752        154,132
Shinhan Financial Group Co., Ltd.                          5,800        121,280
                                                                  -------------
                                                                        851,413
                                                                  -------------

Spain - 1.0%
ACS, Actividades de Construccion y Servicios, SA           3,639         76,318
Banco Bilbao Vizcaya Argentaria, SA                       11,237        184,050
Gestevision Telecino, SA(a)                                1,518         28,620
Inditex, SA                                                6,246        182,338
Repsol YPF, SA                                            10,700        260,093
                                                                  -------------
                                                                        731,419
                                                                  -------------

Sweden - 0.7%
Svenska Cellulosa AB Cl.B                                  4,200        174,781
Telefonaktiebolaget LM Ericsson Cl.B(a)                   90,309        299,957
                                                                  -------------
                                                                        474,738
                                                                  -------------

Switzerland - 2.7%
Alcon, Inc.                                                8,700        648,324
Credit Suisse Group                                        5,800        225,526
Nobel Biocare Holding AG                                     651        116,454
Novartis AG                                                7,454        355,666
Roche Holdings AG(a)                                       3,012        315,387
UBS AG                                                     3,540        285,386
                                                                  -------------
                                                                      1,946,743
                                                                  -------------

Taiwan - 0.8%
Compal Electronics, Inc. (GDR)(c)                         44,150        203,090
Hon Hai Precision Industry Co., Ltd. (GDR)(c)             16,150        130,169
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        33,330        265,640
                                                                  -------------
                                                                        598,899
                                                                  -------------

Thailand - 0.1%
PTT Public Co., Ltd.                                      12,500         53,997
                                                                  -------------

                                                       Shares or
                                                       Principal
                                                          Amount
ompany                                                     (000)   U.S. $ Value
-------------------------------------------------------------------------------
United Kingdom - 6.8%
Aviva PLC                                                 19,859  $     219,304
BHP Billiton PLC                                          10,136        118,254
BP PLC                                                    30,000        305,613
Capita Group PLC                                          19,472        132,474
Carnival PLC                                               5,152        286,765
Enterprise Inns PLC                                        7,127         92,714
George Wimpey PLC                                          9,100         61,899
GlaxoSmithKline PLC                                        8,800        185,413
GUS PLC                                                   12,675        211,177
Hilton Group PLC                                          23,270        114,627
HSBC Holdings PLC                                         20,302        344,760
InterContinental Hotels Group PLC                          5,700         72,334
Man Group PLC                                              3,611        102,661
Reckitt Benckiser PLC                                     10,114        297,611
RMC Group PLC                                             12,900        207,156
Royal Bank of Scotland Group PLC                          12,261        375,940
Smith & Nephew PLC                                        16,024        162,948
Standard Chartered PLC                                    12,361        235,978
Taylor Woodrow PLC                                        21,200         93,866
Tesco PLC                                                 70,279        403,919
Vodafone Group PLC                                       167,991        455,276
Whitbread PLC                                              7,700        117,148
WPP Group PLC                                             11,160        122,604
Xstrata PLC                                               15,000        265,855
                                                                  -------------
                                                                      4,986,296
                                                                  -------------

Total Foreign Investments
(cost $20,357,041)                                                   23,819,194
                                                                  -------------

Total Common & Preferred Stocks
(cost $62,055,906)                                                   69,767,160
                                                                  -------------

SHORT-TERM INVESTMENT-3.7%

Time Deposit - 3.7%
State Street Euro Dollar
1.35%, 12/01/04
(cost $2,738,000)                                       $  2,738      2,738,000
                                                                  -------------

Total Investments - 99.6%
(cost $64,793,906)                                                   72,505,160
Other assets less liabilities -  0.4%                                   264,268
                                                                  -------------
Net Assets -  100%                                                $  72,769,428
                                                                  -------------


   FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                Value at
                   Number of    Expiration      Original      November 30,     Unrealized
      Type         Contracts       Month          Value           2004        Appreciation
  ========================================================================================
  Euro Stoxx 50        6       December 2004    $ 222,742      $ 228,709        $ 5,967

(a)   Non-income producing security.
(b)   U.S. exchange listed.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $487,391 or 0.7% of net assets.

      Glossary of Terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred stock

      SECTOR BREAKDOWN

      Finance                                                       22.8%
      Technology                                                    18.1%
      Consumer Cyclical                                             13.8%
      Medical                                                       10.1%
      Capital Equipment                                              7.9%
      Energy                                                         7.1%
      Consumer Staples                                               4.6%
      Industrial Commodities                                         4.3%
      Utilities                                                      2.8%
      Contruction & Housing                                          2.1%
      Telecommunications                                             1.6%
      Transportation                                                 1.0%

      Short-Term                                                     3.8%

TAX MANAGED BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2004  (unaudited)

                                                                                         Principal
                                                                                            Amount
Company                                                                                      (000)            U.S $ Value

MUNICIPAL BONDS-52.6%

Alabama - 2.7%
Alabama Public School & College Authority (Campus Improvement & Economic Development)
Series 03 FGIC
5.00%, 12/01/21                                                                           $  1,700           $  1,777,656
Jefferson County Sewer Revenue (Capital Improvement Warrants) Series 99A FGIC
Prerefunded 02/01/2009 @ 101
5.00%, 2/01/33                                                                               1,345              1,480,764
5.00%, 2/01/41                                                                               1,100              1,206,117
5.375%, 2/01/36                                                                                800                892,496
                                                                                                             ------------
                                                                                                                5,357,033
                                                                                                             ------------

Arizona - 0.4%
Gilbert Water Resource Municipal Property (Wastewater System & Utility) Series 04
4.90%, 4/01/19                                                                                 710                699,897
                                                                                                             ------------

Arkansas - 2.3%
Hot Springs Sales & Use Tax Series 01
4.125%, 7/01/08                                                                              1,275              1,333,000
Springdale Sales & Use Tax Revenue Series 04 MBIA
4.00%, 7/01/16                                                                               3,215              3,261,135
                                                                                                             ------------
                                                                                                                4,594,135
                                                                                                             ------------

California - 5.7%
California Department of Transportation Revenue GABS Series 04A FGIC
5.00%, 2/01/12                                                                               1,500              1,650,345
California Department of Water Resources (Center VY Project) Series 03Y FGIC
5.25%, 12/01/19                                                                              1,525              1,656,562
California Economic Recovery Series 04A
5.25%, 1/01/10                                                                               2,765              3,058,671
California GO Series 03
4.00%, 2/01/08                                                                                 450                467,599
Series 04A
5.00%, 7/01/09                                                                                 700                762,888
California Statewide Communities Development Authority Revenue (Kaiser Permanente)
Series 04F
2.30%, 4/01/33                                                                                 500                495,125
Santa Margarita/Dana Point Authority Revenue Series 04A AMBAC
5.00%, 8/01/20                                                                               2,760              2,931,451
Upland Community Redevelopment Agency Tax Allocation (Magnolia Redevelopment Project)
Series 04
3.90%, 11/01/09                                                                                235                231,893
                                                                                                             ------------
                                                                                                               11,254,534
                                                                                                             ------------

Colorado - 1.2%
Regional Transportation District COP (Transit Vehicles) Series 02A AMBAC
2.30%, 12/01/22                                                                              2,400              2,374,296
                                                                                                             ------------

Connecticut - 1.7%
Connecticut GO Series 03G
5.00%, 3/15/10                                                                               1,500              1,642,440
Connecticut State Development Authority PCR AMBAC AMT
3.35%, 5/01/31                                                                               1,730              1,738,615
                                                                                                             ------------
                                                                                                                3,381,055
                                                                                                             ------------

District of Columbia - 0.8%
District of Columbia GO Series 03A MBIA
5.50%, 6/01/10                                                                               1,480              1,645,538
                                                                                                             ------------

Florida - 4.2%
Broward County GO Series 03
5.00%, 1/01/08                                                                               1,500              1,609,470
Dade County School District Series 94 MBIA
5.00%, 8/01/12                                                                               1,100              1,209,219
Fishhawk CDD Series 04B
5.125%, 11/01/09                                                                               280                282,702
Florida Board of Education (Public Education) Series 03B
5.00%, 6/01/09                                                                               1,340              1,460,734
Hammock Bay CDD Series 04B
5.375%, 5/01/11                                                                                225                224,125
Heritage Isle at Viera CDD Series 04B
5.00%, 11/01/09                                                                                300                301,182

Heritage Landing CDD BANS Series 04
5.00%, 8/01/05                                                                            $    290           $    288,370
Live Oak CDD No. 001 Series 03B
5.30%, 5/01/08                                                                                  85                 86,106
Meadow Pointe III CDD Series 04B
5.00%, 5/01/09                                                                                 290                291,235
Meadow Woods CDD Series 04B
5.25%, 5/01/11                                                                                 100                 99,637
Midtown Miami Florida CDD Series 04A
6.00%, 5/01/24                                                                                 280                286,361
Overoaks CDD Series 04B
5.125%, 5/01/09                                                                                200                200,234
Parkway Center CDD Series 04B
5.625%, 5/01/14                                                                                200                201,452
Seacoast Utility Authority (Water & Sewer Utility Systems) Series 01 FGIC
5.25%, 3/01/10                                                                               1,210              1,334,352
The Quarry CDD BANS Series 04
5.00%, 11/01/05                                                                                290                289,826
                                                                                                             ------------
                                                                                                                8,165,005
                                                                                                             ------------

Georgia - 0.9%
Atlanta Water & Sewer Revenue Series 97 FGIC
5.40%, 1/01/14                                                                               1,455              1,561,390
Cobb County Development Authority SWDR (Georgia Waste Management Project)
Series 04A
3.10%, 4/01/33                                                                                 185                183,681
                                                                                                             ------------
                                                                                                                1,745,071
                                                                                                             ------------

Hawaii - 1.0%
Hawaii GO Series 02CY FSA
5.25%, 2/01/09                                                                               1,800              1,974,240
                                                                                                             ------------

Illinois - 0.6%
Chicago GO (Emergency Telephone System) Series 99 FGIC
5.00%, 1/01/09                                                                               1,135              1,229,659
                                                                                                             ------------

Indiana - 0.8%
Elkhart County (Corrections Complex) Series 04 MBIA
5.25%, 12/01/21                                                                              1,215              1,305,177
Rockport PCR (Indiana Michigan Power Co. Project) Series 03C
2.625%, 4/01/25                                                                                220                218,887
                                                                                                             ------------
                                                                                                                1,524,064
                                                                                                             ------------

Kentucky - 2.0%
Kentucky Property & Buildings Community Revenue (Project No. 74) Series 02
5.375%, 2/01/08                                                                              1,265              1,375,637
Louisville & Jefferson County Regional Airport Authority (UPS Worldwide Forwarding)
Series 99A AMT
1.74%, 1/01/29                                                                               2,500              2,500,000
                                                                                                             ------------
                                                                                                                3,875,637
                                                                                                             ------------

Maine - 0.4%
Maine State Housing Authority General Housing Revenue (Draw Down) Series 04A
2.37%, 1/01/10                                                                                 754                754,000
                                                                                                             ------------

Maryland - 2.8%
Maryland GO Series 04
5.00%, 2/01/10                                                                               4,500              4,940,730
Tax Exempt Municipal Infrastructure Series 04A
3.80%, 5/01/08(a)                                                                              615                621,335
                                                                                                             ------------
                                                                                                                5,562,065
                                                                                                             ------------


Massachusetts - 4.4%
Massachusetts GO Series 00B Prerefunded 06/01/2010 @ 100
5.75%, 6/01/12                                                                            $  1,500           $  1,698,585
Massachusetts GO Series 02A MBIA
5.50%, 2/01/09                                                                               2,735              3,023,050
Series 03A
5.375%, 8/01/08                                                                              1,075              1,174,169
Series 04A
5.00%, 8/01/08                                                                                 540                582,806
Route 3 North Transportation Improvement Association Series 00 MBIA
5.375%, 6/15/33                                                                              1,925              2,150,244
                                                                                                             ------------
                                                                                                                8,628,854
                                                                                                             ------------

Minnesota - 0.5%
Minneapolis School District No. 001 Series 97
5.00%, 2/01/14                                                                               1,000              1,031,310
                                                                                                             ------------

Nevada - 0.3%
Clark County PCR Series 00C AMT
3.25%, 6/01/31                                                                                 335                328,337
Las Vegas Local Improvement Bonds (District No. 607) Series 04
5.35%, 6/01/12                                                                                 250                254,945
                                                                                                             ------------
                                                                                                                  583,282
                                                                                                             ------------

New Hampshire - 0.2%
New Hampshire Business Finance Authority PCR Series 97A AMT
2.05%, 7/01/27                                                                                 325                324,652
                                                                                                             ------------

New Jersey - 1.7%
New Jersey Economic Development Authority (Cigarette Tax) Series 04
5.00%, 6/15/07                                                                                 600                631,758
Series 04 FSA
5.00%, 6/15/10                                                                                 830                900,384
Series 01A MBIA
5.00%, 7/01/11                                                                               1,645              1,805,026
                                                                                                             ------------
                                                                                                                3,337,168
                                                                                                             ------------

New York - 1.9%
New York  City GO Series 04G
5.00%, 8/01/08                                                                                 565                606,522
Series 04B
5.00%, 8/01/12                                                                               1,315              1,418,057
New York Thruway Authority Service Contract Revenue (Local Highway & Bridge) Series 63A
5.00%, 3/15/09                                                                                 850                918,527
New York Tobacco Settlement Financing Corp. Series 03C-1
5.25%, 6/01/13                                                                                 815                865,660
                                                                                                             ------------
                                                                                                                3,808,766
                                                                                                             ------------

North Carolina - 1.1%
Forsyth County GO (Public Improvement) Series 03B
5.00%, 3/01/10                                                                               1,500              1,645,275
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series 93 ACA
5.50%, 1/01/10                                                                                 385                421,090
                                                                                                             ------------
                                                                                                                2,066,365
                                                                                                             ------------

Ohio - 0.6%
Cleveland Municipal School District Series 04 FSA
5.25%, 12/01/19                                                                              1,000              1,095,460
                                                                                                             ------------


Oregon - 0.8%
Oregon Department of Transportation (Regional Light Rail Extension-Westside) AMBAC
5.00%, 6/01/09                                                                            $  1,515           $  1,653,501
                                                                                                             ------------

Pennsylvania - 2.2%
Allegheny County Airport Revenue (Pittsburgh Int'l Airport) Series 97 MBIA AMT
5.75%, 1/01/06                                                                                 650                673,654
Beaver County IDA PCR (Cleveland Electric Project) Series 98
3.75%, 10/01/30                                                                                280                279,493
Pennsylvania GO Series 04
5.50%, 6/01/09                                                                               1,100              1,219,702
Philadelphia GO Series 03A XLCA
5.00%, 2/15/11                                                                               2,000              2,182,100
                                                                                                             ------------
                                                                                                                4,354,949
                                                                                                             ------------

Rhode Island - 0.1%
Rhode Island Industrial Facilities Corporation SWDR (Waste Management, Inc. Project)
Series 04A AMT
2.75%, 4/01/16                                                                                 200                198,526
                                                                                                             ------------

South Carolina - 1.9%
Richland County School District No. 001 Series 03 FSA SCSDE
4.75%, 3/01/09                                                                               1,130              1,218,965
South Carolina Public Service Authority Series 05A FGIC
5.25%, 1/01/20                                                                               1,000              1,050,870
York County School District No. 003 (Rock Hill School District) Series 03 SCSDE
5.00%, 3/01/10                                                                               1,335              1,455,497
                                                                                                             ------------
                                                                                                                3,725,332
                                                                                                             ------------

Texas - 6.2%
Brazos River Authority PCR (Electric Co.) Series 95B AMT
5.05%, 6/01/30                                                                                 230                236,691
Gulf Coast Waste Disposal Authority (BP Amoco Chemical Project) Series 03B
1.75%, 9/01/38                                                                                 900                900,000
Series 03D
3.20%, 4/01/12                                                                                 190                190,257
Houston GO Series 02 MBIA
5.00%, 3/01/09                                                                               2,750              2,980,092
Katy Development Authority (Metro Contract) Series 99A
5.75%, 6/01/09                                                                                 440                462,519
North Texas Thruway Authority Dallas North Thruway Systems Revenue Series 03C
5.00%, 1/01/07                                                                                 940                989,820
Red River Education Finance Revenue (Parish Day School Project) Series 01A
3.10%, 12/01/31                                                                              1,400              1,400,000
San Antonio Electric & Gas Series 01
5.25%, 2/01/09                                                                               1,600              1,748,288
Texas Public Finance Authority Revenue (Unemployment Compensation Assessment)
Series 03A FSA
5.00%, 6/15/08                                                                               1,500              1,617,090
Texas Tech University Revenues Series 96 AMBAC
6.00%, 2/15/06                                                                               1,570              1,640,210
                                                                                                             ------------
                                                                                                               12,164,967
                                                                                                             ------------


Utah - 0.7%
Alpine School District Series 02
5.00%, 3/15/11                                                                            $  1,340           $  1,469,846
                                                                                                             ------------

Washington - 2.5%
Seattle Municipal Light & Power Revenue Series 01
5.50%, 3/01/08                                                                               1,300              1,417,793
5.50%, 3/01/09                                                                               1,000              1,104,350
Washington County School District (St. George) Series 01
5.00%, 3/01/07                                                                               1,100              1,164,570
Washington Public Power Supply System (Nuclear Project No. 2) Series 98A
5.75%, 7/01/09                                                                               1,100              1,224,476
                                                                                                             ------------
                                                                                                                4,911,189
                                                                                                             ------------

Total Municipal Bonds
(cost $103,402,656)                                                                                           103,490,396
                                                                                                             ------------

                                                                                            Shares           U.S. $ Value
COMMON & PREFERRED STOCKS-47.5%
United States Investments - 31.2%
Finance - 7.1%
Banking - 3.6%
Bank of America Corp.                                                                       18,862                872,745
Citigroup, Inc.                                                                             50,900              2,277,775
Fannie Mae                                                                                   8,800                604,560
Freddie Mac                                                                                  4,500                307,170
J.P. Morgan Chase & Co.                                                                     36,100              1,359,165
National City Corp.                                                                         22,100                819,468
SunTrust Banks, Inc.                                                                         7,800                556,140
Wachovia Corp.                                                                               7,700                398,475
                                                                                                             ------------
                                                                                                                7,195,498
                                                                                                             ------------

Financial Services - 1.2%
Franklin Resources, Inc.                                                                     5,600                367,528
Lehman Brothers Holdings, Inc.                                                               3,300                276,474
MBNA Corp.                                                                                  36,250                962,800
Merrill Lynch & Co., Inc.                                                                    6,000                334,260
The Goldman Sachs Group, Inc.                                                                3,500                366,660
                                                                                                             ------------
                                                                                                                2,307,722
                                                                                                             ------------

Insurance - 2.3%
American International Group, Inc.                                                          19,250              1,219,487
MetLife, Inc.                                                                                7,600                296,400
The Chubb Corp.                                                                              6,800                518,228
The Hartford Financial Services Group, Inc.                                                  4,900                313,600
The Progressive Corp.                                                                        5,000                454,950
The St. Paul Travelers Cos., Inc.                                                            3,033                110,644
UnitedHealth Group, Inc.                                                                    12,400              1,027,340
XL Capital Ltd. Cl.A                                                                         8,500                640,560
                                                                                                             ------------
                                                                                                                4,581,209
                                                                                                             ------------
                                                                                                               14,084,429
                                                                                                             ------------


Technology - 6.4%
Data Processing - 3.2%
Apple Computer, Inc.(b)                                                                      4,800           $    321,840
Arrow Electronics, Inc.(b)                                                                   6,500                159,445
Avnet, Inc.(b)                                                                              14,200                261,280
Dell, Inc.(b)                                                                               39,500              1,600,540
Electronic Arts, Inc.(b)                                                                    21,200              1,036,680
Hewlett-Packard Co.                                                                         41,700                834,000
Ingram Micro, Inc.(b)                                                                        6,000                115,440
Microsoft Corp.                                                                             45,500              1,219,855
Solectron Corp.(b)                                                                          65,400                408,750
Tech Data Corp.(b)                                                                           7,900                358,581
                                                                                                             ------------
                                                                                                                6,316,411
                                                                                                             ------------

Electrical & Electronics - 2.3%
ADC Telecommunications, Inc.(b)                                                             32,400                 76,140
Broadcom Corp. Cl.A(b)                                                                      18,600                604,872
Cisco Systems, Inc.(b)                                                                      35,500                664,205
Corning, Inc.(b)                                                                            71,200                895,696
Juniper Networks, Inc.(b)                                                                   34,200                941,526
QUALCOMM, Inc.                                                                              22,900                953,098
Tellabs, Inc.(b)                                                                            45,400                388,170
                                                                                                             ------------
                                                                                                                4,523,707
                                                                                                             ------------

Electronic Components & Instruments - 0.9%
Applied Materials, Inc.(b)                                                                  18,100                301,184
Intel Corp.                                                                                 19,900                444,765
Maxim Integrated Products, Inc.                                                              6,700                274,432
Symantec Corp.(b)                                                                           13,200                842,292
                                                                                                             ------------
                                                                                                                1,862,673
                                                                                                             ------------
                                                                                                               12,702,791
                                                                                                             ------------

Consumer Cyclical - 5.5%
Broadcasting & Publishing - 1.8%
Comcast Corp. Cl.A Special(b)                                                               10,700                317,255
The E.W. Scripps Co. Cl.A                                                                   14,900                696,426
Time Warner, Inc.(b)                                                                        44,200                782,782
Viacom, Inc. Cl.B                                                                            4,700                163,090
Yahoo!, Inc.(b)                                                                             41,700              1,568,754
                                                                                                             ------------
                                                                                                                3,528,307
                                                                                                             ------------

Business & Public Services - 0.2%
The Interpublic Group of Cos., Inc.(b)                                                      25,400                315,214
                                                                                                             ------------

Leisure & Tourism - 0.2%
Starbucks Corp.(b)                                                                           7,700                433,202
                                                                                                             ------------

Merchandising - 2.8%
Amazon.com, Inc.(b)                                                                          9,100                361,088
Bed Bath & Beyond, Inc.(b)                                                                  11,600                463,165
eBay, Inc.(b)                                                                               13,600              1,529,320
Lowe's Cos., Inc.                                                                           20,100              1,112,133
Office Depot, Inc.(b)                                                                       36,000                590,400
Target Corp.                                                                                19,450                996,229
Wal-Mart Stores, Inc.                                                                       10,600                551,836
                                                                                                             ------------
                                                                                                                5,604,171
                                                                                                             ------------

Textiles & Apparel - 0.5%
Jones Apparel Group, Inc.                                                                   13,500                479,655
V. F. Corp.                                                                                  9,000                485,910
                                                                                                             ------------
                                                                                                                  965,565
                                                                                                             ------------
                                                                                                               10,846,459
                                                                                                             ------------

Medical - 3.0%
Health & Personal Care - 3.0%
Amgen, Inc.(b)                                                                              17,500              1,050,700
Avon Products, Inc.                                                                         17,300                649,442
Boston Scientific Corp.(b)                                                                  22,000                765,820
Forest Laboratories, Inc.(b)                                                                 4,300                167,571
Medco Health Solutions, Inc.(b)                                                             14,300                539,396
Merck & Co., Inc.                                                                            8,800                246,576
Pfizer, Inc.                                                                                41,300              1,146,901
St. Jude Medical, Inc.(b)                                                                   19,480                742,967
Zimmer Holdings, Inc.(b)                                                                     6,750                550,800
                                                                                                             ------------
                                                                                                                5,860,173
                                                                                                             ------------


Capital Equipment - 2.6%
Aerospace & Defense - 0.3%
Goodrich Corp.                                                                               5,700           $    180,975
The Boeing Co.                                                                               9,500                508,915
                                                                                                             ------------
                                                                                                                  689,890
                                                                                                             ------------

Automobiles - 0.3%
BorgWarner, Inc.                                                                             4,400                220,264
Cooper Tire & Rubber Co.                                                                     4,400                 89,848
Lear Corp.                                                                                   5,200                301,600
                                                                                                             ------------
                                                                                                                  611,712
                                                                                                             ------------

Industrial Components - 0.2%
Eaton Corp.                                                                                  4,800                323,520
                                                                                                             ------------

Multi-Industry - 1.8%
Cooper Industries, Ltd. Cl.A                                                                 5,800                384,598
General Electric Co.                                                                        68,300              2,415,088
Parker Hannifin Corp.                                                                        2,500                187,000
Textron, Inc.                                                                                6,500                472,030
                                                                                                             ------------
                                                                                                                3,458,716
                                                                                                             ------------
                                                                                                                5,083,838
                                                                                                             ------------

Energy - 1.9%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc.                                                                           3,800                168,454
Halliburton Co.                                                                              4,100                169,535
                                                                                                             ------------
                                                                                                                  337,989
                                                                                                             ------------

Energy Sources - 1.7%
ChevronTexaco Corp.                                                                         19,600              1,070,160
ConocoPhillips                                                                              11,300              1,028,187
Occidental Petroleum Corp.                                                                  16,100                969,381
Valero Energy Corp.                                                                          6,400                299,456
                                                                                                             ------------
                                                                                                                3,367,184
                                                                                                             ------------
                                                                                                                3,705,173
                                                                                                             ------------

Consumer Staples - 1.4%
Beverages & Tobacco - 0.5%
Altria Group, Inc.                                                                           9,000                517,410
PepsiCo, Inc.                                                                                8,200                409,262
                                                                                                             ------------
                                                                                                                  926,672
                                                                                                             ------------

Food & Household Products - 0.9%
Safeway, Inc.(b)                                                                            13,000                250,640
SUPERVALU, Inc.                                                                              8,200                259,038
The Kroger Co.(b)                                                                           23,500                380,230
The Procter & Gamble Co.                                                                    16,300                871,724
                                                                                                             ------------
                                                                                                                1,761,632
                                                                                                             ------------
                                                                                                                2,688,304
                                                                                                             ------------

Utilities - 1.4%
Electric & Gas - 1.4%
American Electric Power Co., Inc.                                                           12,900                440,793
Constellation Energy Group, Inc.                                                            10,200                445,740
Entergy Corp.                                                                                5,500                356,510
FirstEnergy Corp.                                                                            9,200                388,516
TXU Corp.                                                                                   13,600                854,352
Wisconsin Energy Corp.                                                                       7,200                239,544
                                                                                                             ------------
                                                                                                                2,725,455
                                                                                                             ------------

Industrial Commodities - 0.9%
Forest & Paper - 0.8%
Georgia-Pacific Corp.                                                                       15,600                571,116
International Paper Co.                                                                      3,300                137,016
Kimberly-Clark Corp.                                                                         4,600                292,606
MeadWestvaco Corp.                                                                          17,400                585,510
                                                                                                             ------------
                                                                                                                1,586,248
                                                                                                             ------------

Metal - Nonferrous - 0.1%
Alcoa, Inc.                                                                                  4,400                149,512
                                                                                                             ------------
                                                                                                                1,735,760
                                                                                                             ------------

Transportation - 0.6%
Transportation- Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.                                                           5,500                247,720
CSX Corp.                                                                                    2,300                 87,699
Norfolk Southern Corp.                                                                      22,700                779,291
                                                                                                             ------------
                                                                                                                1,114,710
                                                                                                             ------------


Construction & Housing - 0.3%
Building Materials - 0.3%
Masco Corp.                                                                                 15,000           $    529,050
                                                                                                             ------------

Telecommunications - 0.1%
Telecommunications - 0.1%
Sprint Corp.                                                                                10,000                228,100
                                                                                                             ------------

Total United States Investments
(cost $53,395,597)                                                                                             61,304,242
                                                                                                             ------------

Foreign Investments - 16.3%

Australia - 0.1%
Publishing & Broadcasting, Ltd.                                                              3,140                 37,752
Rinker Group, Ltd.                                                                          25,331                187,125
                                                                                                             ------------
                                                                                                                  224,877
                                                                                                             ------------

Belgium - 0.2%
Delhaize Group                                                                               4,000                308,772
                                                                                                             ------------

Bermuda - 0.5%
Marvell Technology Group, Ltd.(b)                                                           13,000                416,780
Nabors Industries, Ltd.(b)                                                                  12,600                655,200
                                                                                                             ------------
                                                                                                                1,071,980
                                                                                                             ------------

Brazil - 0.2%
Petroleo Brasileiro, SA (ADR)                                                                7,400                255,152
Votorantim Celulose e Papel, SA (ADR)                                                        2,800                105,420
                                                                                                             ------------
                                                                                                                  360,572
                                                                                                             ------------

Canada - 0.9%
Alcan, Inc.                                                                                  5,700                289,477
Bank of Nova Scotia                                                                         11,800                370,764
Magna International, Inc. Cl.A                                                               2,000                158,700
Manulife Financial Corp.(c)                                                                  6,000                268,420
Manulife Financial Corp.                                                                     5,237                235,298
Research In Motion, Ltd.(b)                                                                  4,000                355,880
                                                                                                             ------------
                                                                                                                1,678,539
                                                                                                             ------------

China - 0.1%
China Petroleum & Chemical Corp. Cl.H                                                      302,000                128,104
                                                                                                             ------------

France - 1.8%
Arcelor                                                                                     25,740                565,771
Assurances Generales de France                                                               6,400                438,860
BNP Paribas, SA                                                                              6,161                427,351
Compagnie de Saint-Gobain                                                                    1,700                 96,485
Credit Agricole, SA                                                                          7,500                221,554
Essilor International, SA                                                                    2,035                138,823
Groupe Danone(b)                                                                             1,348                120,001
Renault, SA                                                                                  3,300                269,521
Sanofi-Synthelabo, SA                                                                        7,125                535,149
Schneider Electric, SA                                                                       1,607                111,461
Societe Generale                                                                             1,700                163,784
Total, SA                                                                                    2,144                468,261
                                                                                                             ------------
                                                                                                                3,557,021
                                                                                                             ------------

Germany - 0.9%
Altana AG(b)                                                                                 1,205                 65,759
Continental AG                                                                               7,400                449,624
HeidelbergCement AG                                                                          3,400                193,208
MAN AG                                                                                       4,500                170,111
Porsche AG pfd.                                                                                271                172,220
SAP AG (ADR)                                                                                 7,600                338,200
SAP AG                                                                                       2,351                417,868
                                                                                                             ------------
                                                                                                                1,806,990
                                                                                                             ------------

Hong Kong - 0.1%
Esprit Holdings, Ltd.                                                                       52,000                284,197
                                                                                                             ------------

Hungary - 0.1%
MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)(b)                                                  2,500                167,825
MOL Magyar Olaj-es Gazipari Rt.                                                              1,900                127,972
                                                                                                             ------------
                                                                                                                  295,797
                                                                                                             ------------


Ireland - 0.3%
Allied Irish Banks PLC                                                                      11,557           $    225,007
CRH PLC                                                                                     12,875                324,604
Depfa Bank PLC                                                                               7,400                120,654
                                                                                                             ------------
                                                                                                                  670,265
                                                                                                             ------------

Israel - 0.4%
Bank Hapoalim, Ltd.                                                                         52,400                152,621
Teva Pharmaceutical Industries, Ltd. (ADR)                                                  20,700                564,696
                                                                                                             ------------
                                                                                                                  717,317
                                                                                                             ------------

Italy - 0.3%
Eni SpA                                                                                     27,455                673,759
                                                                                                             ------------

Japan - 2.7%
Aeon Credit Service Co., Ltd.                                                                2,100                150,111
Aiful, Corp.                                                                                 2,600                293,352
Canon, Inc.                                                                                 15,400                767,973
Daikin Industries, Ltd.                                                                      6,000                157,946
Daito Trust Construction Co., Ltd.                                                           1,600                 72,108
Denso Corp.                                                                                 13,400                319,558
Eisai Co., Ltd.                                                                              5,800                172,262
Honda Motor Co., Ltd.                                                                       10,500                501,148
Hoya Corp.                                                                                   4,000                414,713
JFE Holdings, Inc.                                                                           7,900                226,139
Keyence Corp.                                                                                  800                180,022
Mitsubishi Corp.                                                                            26,000                327,685
Mitsubishi Tokyo Financial Group, Inc.                                                          15                141,247
Nippon Meat Packers, Inc.                                                                   10,000                128,907
Nissan Motor Co., Ltd.                                                                      22,900                239,927
Nitto Denko Corp.                                                                            1,900                 98,336
Promise Co., Ltd.                                                                            4,200                292,297
Ricoh Co., Ltd.                                                                              9,000                158,666
Sumitomo Mitsui Financial Group, Inc.                                                           60                415,142
UFJ Holdings, Inc.(b)                                                                           37                194,825
                                                                                                             ------------
                                                                                                                5,252,364
                                                                                                             ------------

Mexico - 0.2%
America Movil SA de CV (ADR)                                                                 5,300                247,563
Grupo Televisa, SA (ADR)                                                                     1,400                 87,178
                                                                                                             ------------
                                                                                                                  334,741
                                                                                                             ------------

Netherlands - 0.4%
ASML Holding NV(b)                                                                           7,252                110,598
ING Groep NV                                                                                22,840                625,387
                                                                                                             ------------
                                                                                                                  735,985
                                                                                                             ------------

Panama - 0.2%
Carnival Corp.                                                                               7,650                405,526
                                                                                                             ------------

Russia - 0.1%
Mobile Telesystems (ADR)                                                                       900                124,839
                                                                                                             ------------

Singapore - 0.2%
Flextronics International, Ltd.(b)                                                          10,100                144,935
Singapore Telecommunications, Ltd.                                                         212,580                307,064
                                                                                                             ------------
                                                                                                                  451,999
                                                                                                             ------------

South Korea - 0.6%
Hyundai Motor Co., Ltd.                                                                      3,300                161,953
Kookmin Bank(b)                                                                              4,500                169,920
POSCO                                                                                        2,500                466,990
Samsung Electronics Co., Ltd. (GDR)(a)                                                       1,025                210,125
Shinhan Financial Group Co., Ltd.                                                            6,500                135,918
                                                                                                             ------------
                                                                                                                1,144,906
                                                                                                             ------------

Spain - 0.5%
ACS, Actividades de Coonstruccion y Servicios, SA                                            5,094                106,832
Banco Bilbao Vizcaya Argentaria, SA                                                         14,888                243,849
Gestevision Telecinco, SA(b)                                                                 4,630                 87,292
Inditex, SA                                                                                  8,355                243,906
Repsol YPF, SA                                                                              12,900                313,571
                                                                                                             ------------
                                                                                                                  995,450
                                                                                                             ------------

Sweden - 0.4%
Svenska Cellulosa AB Cl.B                                                                    7,000                291,300
Telefonaktiebolaget LM Ericsson Cl.B(b)                                                    120,147                399,063
                                                                                                             ------------
                                                                                                                  690,363
                                                                                                             ------------


Switzerland - 1.3%
Alcon, Inc.                                                                                 11,700           $    871,884
Credit Suisse Group                                                                          6,700                260,521
Nobel Biocare Holding AG                                                                       875                156,524
Novartis AG                                                                                  9,981                476,241
Roche Holdings AG(b)                                                                         4,114                430,778
UBS AG                                                                                       4,806                387,448
                                                                                                             ------------
                                                                                                                2,583,396
                                                                                                             ------------

Taiwan - 0.4%
Compal Electronics, Inc. (GDR)(a)                                                           62,443                287,238
Hon Hai Precision Industry Co., Ltd. (GDR)(a)                                               19,446                156,735
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                          45,675                364,030
                                                                                                             ------------
                                                                                                                  808,003
                                                                                                             ------------

Thailand - 0.0%
PTT Public Co., Ltd.                                                                        21,900                 94,602
                                                                                                             ------------

United Kingdom - 3.4%
Aviva PLC                                                                                   26,329                290,753
BHP Billiton PLC                                                                            13,604                158,714
BP PLC                                                                                      33,500                341,268
Capita Group PLC                                                                            25,206                171,484
Carnival PLC                                                                                 7,298                406,213
Enterprise Inns PLC                                                                          9,862                128,293
George Wimpey PLC                                                                           16,200                110,193
GlaxoSmithKline PLC                                                                         12,500                263,371
GUS PLC                                                                                     16,822                280,269
Hilton Group PLC                                                                            11,946                 58,846
HSBC Holdings PLC                                                                           29,284                497,288
InterContinental Hotels Group PLC                                                            8,100                102,791
Man Group PLC                                                                                4,857                138,085
Persimmon PLC                                                                                6,000                 70,816
Reckitt Benckiser PLC                                                                       14,678                431,910
RMC Group PLC                                                                               14,000                224,821
Royal & Sun Alliance Insurance Group PLC                                                    49,100                 69,009
Royal Bank of Scotland Group PLC                                                            16,157                495,397
Smith & Nephew PLC                                                                          21,429                217,911
Standard Chartered PLC                                                                      15,560                297,048
Taylor Woodrow PLC                                                                          21,700                 96,080
Tesco PLC                                                                                   96,234                553,092
Vodafone Group PLC                                                                         207,598                562,616
Whitbread PLC                                                                               12,400                188,654
WPP Group PLC                                                                               14,975                164,516
Xstrata PLC                                                                                 17,850                316,368
                                                                                                             ------------
                                                                                                                6,635,806
                                                                                                             ------------

Total Foreign Investments
(cost $26,521,045)                                                                                             32,036,170
                                                                                                             ------------

Total Common & Preferred Stocks
(cost $79,916,642)                                                                                             93,340,412
                                                                                                             ------------

Total Investments - 100.1%
(cost $183,319,298)                                                                                           196,830,808
Other assets less liabilities -  (0.1%)                                                                          (236,995)
                                                                                                             ------------
Net Assets -  100%                                                                                           $196,593,813
                                                                                                             ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                                     Value at
                                                                                    November 30,      Unrealized
      Type         Number Of Contracts   Expiration Month    Original Value             2004         Appreciation
-----------------------------------------------------------------------------------------------------------------
  Euro STOXX 50             3             December 2004         $113,718              $114,354          $ 636


INTEREST RATE SWAP TRANSACTIONS

                                                                   Rate Type
                                                       ------------------------------------
                                                                              Payments             Unrealized
     Swap                                                Payments made     received by the        Appreciation/
 Counterparty     Notional Amount   Termination Date    by the Strategy       Strategy           (Depreciation)
---------------------------------------------------------------------------------------------------------------
Goldman Sachs      $ 3,200,000        02/03/06             76.48% of            BMA*               $   698
                                                        1 month LIBOR +
JP Morgan            1,500,000        09/01/06               BMA*              2.176%               (6,007)
JP Morgan            1,500,000        02/01/12              3.365%              BMA*                 2,600
Merrill Lynch        3,200,000        02/03/06               BMA*             85.10% of              9,961
                                                                           1 month LIBOR +


* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $1,443,258 or 0.7% of net assets.
(b)   Non-income producing security.
(c)   U.S. Exchange Listed.

Glossary of Terms:

ACA                    American Capital Access Financial Guaranty Corporation
ADR                    American Depositary Receipt
AMBAC                  American Municipal Bond Assurance Corporation
AMT                    Alternative Minimum Tax - (subject to)
BANS                   Bond Anticipation Notes
CDD                    Community Development District
COP                    Certificate of Participation
FGIC                   Financial Guaranty Insurance Company
FSA                    Financial Security Assurance Inc.
GABS                   Grant Aniticipation Bonds
GDR                    Global Depositary Receipt
GO                     General Obligation
IBC                    International Bancshares Corporation
IDA                    Industrial Development Authority
MBIA                   Municipal Bond Investors Assurance
PCR                    Pollution Control Revenue
pfd.                   Preferred Stock
SCSDE                  The South Carolina State Department of Education
SWDR                   Solid Waste Disposal Revenue
TANS                   Tax Anticipation Notes
TRANS                  Tax and Revenue Anticipation Notes
XLCA                   XL Capital Assurance Inc.


SECTOR BREAKDOWN

Municipal Bonds                                                  52.6%
Finance                                                          11.2%
Technology                                                        8.9%
Consumer Cyclical                                                 6.9%
Medical                                                           5.0%
Capital Equipment                                                 4.0%
Energy                                                            3.5%
Industrial Commodities                                            2.2%
Consumer Staples                                                  2.1%
Utilities                                                         1.3%
Construction & Housing                                            1.0%
Telecommunications                                                0.7%
Transportation                                                    0.6%

TAX MANAGED WEALTH PRESERVATION STRATEGY
PORTFOLIO OF INVESTMENTS
November 30, 2004  (unaudited)

                                                                                   Principal
                                                                                      Amount
Company                                                                                 (000)     U.S. $ Value
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS-68.5%

Alabama - 2.7%
Alabama Public School & College Authority (Campus Improvement &
Economic Development) Series 03 FGIC
5.00%, 12/01/21                                                                    $   1,235    $    1,291,415
Jefferson County Sewer Revenue (Capital Improvement Warrants)
Series 99A FGIC Prerefunded 02/01/2009 @ 101
5.00%, 2/01/33                                                                         1,100         1,211,034
5.00%, 2/01/41                                                                         1,000         1,096,470
                                                                                                --------------
                                                                                                     3,598,919
                                                                                                --------------

Alaska - 0.9%
North Slope Boro (Capital Appreciation) Series 63A MBIA
zero coupon, 6/30/05                                                                   1,200         1,184,424
                                                                                                --------------

Arizona - 1.2%
Arizona State Transportation Board GANS Series 01 MBIA
5.00%, 1/01/08                                                                         1,000         1,074,520
Gilbert Water Resource Municipal Property Wastewater System & Utility
Series 04
3.00%, 4/01/07                                                                           475           474,354
                                                                                                --------------
                                                                                                     1,548,874
                                                                                                --------------

Arkansas - 0.9%
Arkansas State Development Finance Authority Exempt Facs Revenue
Series 01
2.85%, 8/01/21                                                                           210           209,477
Hot Springs Sales & Use Tax Series 01
4.125%, 7/01/08                                                                          965         1,008,898
                                                                                                --------------
                                                                                                     1,218,375
                                                                                                --------------

California - 6.9%
California Department of Transportation Revenue GABS Series 04A FGIC
5.00%, 2/01/12                                                                         1,450         1,595,333
California Department of Water Resources Power Supply Revenue
Series 02A MBIA-IBC
5.50%, 5/01/10                                                                           325           364,777
California Economic Recovery Series 04A
5.25%, 1/01/10                                                                           900           995,589
California GO Series 03
4.00%, 2/01/08                                                                           455           472,795
4.75%, 3/01/06                                                                           500           514,490
5.00%, 3/01/08                                                                           750           803,213
California Statewide Communities Deveopment Authority Revenue
(Kaiser Permanente) Series 04F
2.30%, 4/01/33                                                                           240           237,660
Los Angeles County TRANS Series 04
3.00%, 6/30/05                                                                         1,500         1,508,655
Los Angeles Unified School District TRANS Series 04A
3.00%, 9/01/05                                                                         1,730         1,741,937
San Francisco Community College District Series 04B MBIA
5.00%, 6/15/22                                                                           855           897,981
                                                                                                --------------
                                                                                                     9,132,430
                                                                                                --------------

Connecticut - 1.8%
Connecticut GO Series 03G
5.00%, 3/15/10                                                                     $   1,000    $    1,094,960
Connecticut State Development Authority PCR Series 96 AMBAC AMT
3.35%, 5/01/31                                                                         1,300         1,306,474
                                                                                                --------------
                                                                                                     2,401,434
                                                                                                --------------

District of Columbia - 1.8%
District of Columbia GO Series 93B-1 AMBAC
5.50%, 6/01/07                                                                         1,000         1,071,360
Series 03-A MBIA
5.50%, 6/01/10                                                                         1,135         1,261,950
                                                                                                --------------
                                                                                                     2,333,310
                                                                                                --------------

Florida - 5.0%
Broward County GO Series 03
5.00%, 1/01/09                                                                         1,200         1,301,040
Dade County School District Series 94 MBIA
5.00%, 8/01/12                                                                         1,000         1,099,290
Florida Board of Education Lottery Revenue Series 03A
4.00%, 7/01/05                                                                         1,200         1,213,560
Florida Board of Education (Public Education) Series 03B
5.00%, 6/01/09                                                                         1,000         1,090,100
Florida Department of Transportation (Right of Way) Series 03A
3.00%, 7/01/05                                                                         1,100         1,106,028
Jacksonville Economic Development Community Health Care Facilities Revenue
Series 03B
4.00%, 9/01/23                                                                           870           891,445
                                                                                                --------------
                                                                                                     6,701,463
                                                                                                --------------

Illinois - 2.1%
Chicago Illinois Series 93B AMBAC
5.00%, 1/01/10                                                                         1,385         1,505,689
Cook County Community Consolidated School District No. 054 Series 03
3.00%, 1/01/05                                                                         1,225         1,226,041
                                                                                                --------------
                                                                                                     2,731,730
                                                                                                --------------

Indiana - 1.1%
Indiana Transportation Finance Authority Highway Revenue Series 03A FSA
5.00%, 6/01/09                                                                         1,000         1,086,790
Rockport PCR  (Indiana Michigan Power Co. Project) Series 03C
2.625%, 4/01/25                                                                          330           328,330
Whiting Environmental Facilties (BP Products Project) Series 02C
1.75%, 7/01/34                                                                            90            90,000
                                                                                                --------------
                                                                                                     1,505,120
                                                                                                --------------

Kansas - 0.6%
Burlington PCR (Kansas Gas & Electric Co. Project) Series 04B MBIA
2.65%, 6/01/31                                                                           765           763,998
                                                                                                --------------

Kentucky - 0.8%
Kentucky Property & Buildings Community Revenue
(Project No. 74) Series 02
5.375%, 2/01/08                                                                          985         1,071,148
                                                                                                --------------

Maine - 0.5%
Maine State Housing Authority General Housing Revenue
(Draw Down) Series 04A
2.37%, 1/01/10                                                                           606           606,000
                                                                                                --------------


Maryland - 0.7%
Maryland GO Series 04
5.00%, 2/01/10                                                                     $     600    $      658,764
Tax Exempt Municipal Infrastructure Series 04A
3.80%, 5/01/08(a)                                                                        300           303,090
                                                                                                --------------
                                                                                                       961,854
                                                                                                --------------

Massachusetts - 2.4%
Massachusetts Development Finance Agency Resource Recovery Revenue
Series 01A
5.50%, 1/01/11                                                                         1,000         1,109,190
Massachusetts GO Series 03A
5.375%, 8/01/08                                                                          800           873,800
Series 00-B
5.75%, 6/01/12                                                                         1,100         1,245,629
                                                                                                --------------
                                                                                                     3,228,619
                                                                                                --------------

Michigan - 1.3%
Detroit Water Supply Systems Series 99A FGIC
5.75%, 7/01/26                                                                         1,520         1,730,854
                                                                                                --------------

Minnesota - 1.5%
Minneapolis School District No. 001 Series 97
5.00%, 2/01/14                                                                         1,000         1,031,310
Western Minnesota Municipal Power Agency Series 96A AMBAC
6.25%, 1/01/05                                                                           900           903,024
                                                                                                --------------
                                                                                                     1,934,334
                                                                                                --------------

Missouri - 0.3%
Missouri GO (Third State Building) Series 03A
4.00%, 8/01/05                                                                           400           405,272
                                                                                                --------------

Nevada - 1.0%
Carson City School District Series 04 FSA
5.00%, 4/01/06                                                                         1,100         1,140,051
Clark County PCR Series 00C AMT
3.25%, 6/01/31                                                                           170           166,619
                                                                                                --------------
                                                                                                     1,306,670
                                                                                                --------------

New Hampshire - 0.2%
New Hampshire Business Finance Authority PCR Series 97A AMT
2.05%, 7/01/27                                                                           340           339,636
                                                                                                --------------

New Jersey - 4.9%
Monmouth County GO Series 04A
4.00%, 1/15/06                                                                         1,200         1,225,140
New Jersey Economic Development Authority (Cigarette Tax) Series 04
5.00%, 6/15/07                                                                           315           331,673
Series 04 FSA
5.00%, 6/15/10                                                                           400           433,920
Series 04 FGIC
5.00%, 6/15/11                                                                           400           433,792
New Jersey Educational Facilities Authority (Princeton University) Series 03D
5.00%, 7/01/07                                                                           770           821,336
New Jersey State Transportation Authority Series 95B MBIA
6.00%, 6/15/05                                                                           425           434,040
New Jersey TANS Series 04A
3.00%, 6/24/05                                                                         1,665         1,673,924
New Jersey Transportation Trust Fund Authority (Transportation Systems)
Series 95B MBIA Prerefunded 06/15/2005 @ 102
5.75%, 6/15/13                                                                         1,100         1,143,714
                                                                                                --------------
                                                                                                     6,497,539
                                                                                                --------------


New Mexico - 0.1%
Farmington PCR (San Juan Project) Series 03B
2.10%, 4/01/33                                                                     $     170    $      168,392
                                                                                                --------------

New York - 2.7%
New York City GO Series 04B
5.00%, 8/01/10                                                                           175           188,647
Series 04G
5.00%, 8/01/12                                                                           685           738,683
New York State Dormitory Authority Revenues Series 97A MBIA-IBC
Prerefunded 2/15/2007@102
5.75%, 8/15/22                                                                           400           437,944
New York Thruway Authority Service Contract Revenue (Local Highway & Bridge)
Series 63A
5.00%, 3/15/09                                                                           585           632,163
New York Tobacco Settlement Financing Corp. Series 03A-1
4.00%, 6/01/06                                                                           860           877,793
Series 03C-1
5.25%, 6/01/13                                                                           650           690,404
                                                                                                --------------
                                                                                                     3,565,634
                                                                                                --------------

North Carolina - 2.2%
Forsyth County GO (Public Improvement) Series 03B
5.00%, 3/01/10                                                                         1,400         1,535,590
North Carolina GO Series 03D
4.50%, 2/01/07                                                                         1,000         1,046,530
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue
Series 93 ACA
5.50%, 1/01/10                                                                           300           328,122
                                                                                                --------------
                                                                                                     2,910,242
                                                                                                --------------

Ohio - 2.9%
Cleveland Municipal School District Series 04 FSA
5.25%, 12/01/19                                                                          585           640,844
Columbus GO Series 04-2
5.50%, 7/01/08                                                                         1,510         1,658,101
Franklin County GO Series 03
5.00%, 6/01/05                                                                         1,500         1,522,035
                                                                                                --------------
                                                                                                     3,820,980
                                                                                                --------------

Pennsylvania - 1.7%
Beaver County IDA PCR (Cleveland Electric Project) Series 98
3.75%, 10/01/30                                                                          160           159,710
Pennsylvania Higher Educational Facilities Authority Health Services Revenue
(University of Pennsylvania) Series 96B
5.10%, 1/01/05                                                                         1,035         1,037,236
Philadelphia Municipal Authority Revenue Series 03A, FSA
4.00%, 5/15/05                                                                         1,000         1,008,500
                                                                                                --------------
                                                                                                     2,205,446
                                                                                                --------------

Rhode Island - 1.0%
Rhode Island Economic Development Corp. (Apartment Revenue) Series 03A AMT
4.00%, 7/01/05                                                                         1,005         1,015,492
Rhode Island Housing & Mortgage Finance Corp. (Homeowner Opportunity Notes)
Series 02-41-C AMT
3.375%, 11/01/05                                                                         295           296,988
                                                                                                --------------
                                                                                                     1,312,480
                                                                                                --------------

South Carolina - 4.0%
Beaufort County School District Series 04C SCSDE
5.00%, 4/01/09                                                                           600           652,404
Florence County Solid Waste Disposal & Waste Water Treatment
(Roche Carolina, Inc.) Series 97
1.77%, 4/01/27                                                                           790           790,000
Orangeburg Projects Corp. Capital Projects Sales & Use Tax Revenue
Series 02 MBIA
4.50%, 4/01/05                                                                         1,000         1,008,260
Richland County School District No. 001 Series 03 FSA SCSDE
4.75%, 3/01/09                                                                           855           922,314
South Carolina School Facilities Series 02A
4.00%, 1/01/07                                                                           750           776,490
York County School District No. 003 (Rock Hill School District) Series 03 SCSDE
5.00%, 3/01/10                                                                         1,050         1,144,773
                                                                                                --------------
                                                                                                     5,294,241
                                                                                                --------------


Tennessee - 0.7%
Hamilton County GO Series 04
5.00%, 1/01/06                                                                     $     940    $      968,576

Texas - 8.2%
Brazos River Authority PCR (Electric Co.) Series 95B AMT
5.05%, 6/01/30                                                                           300           308,727
Carrollton Farmers Branch Independent School District
5.00%, 2/15/09                                                                         1,325         1,434,750
El Paso Airport Revenue (El Paso International Airport) Series 03 FSA AMT
4.00%, 8/15/05                                                                         1,000         1,012,550
Garland Texas Independent School District Series 04A PSF-GTD
5.00%, 2/15/20                                                                           700           737,079
Gulf Coast Waste Disposal Authority (Exxonmobil Project) Series 02 AMT
1.66%, 12/01/25                                                                          400           400,000
Series 03D
3.20%, 4/01/12                                                                           290           290,391
Houston Water & Sewer System Revenue Series 95A MBIA
6.20%, 12/01/25                                                                        1,100         1,144,704
North Texas Thruway Authority Dallas North Thruway Systems Revenue Series 03C
5.00%, 1/01/07                                                                           740           779,220
San Antonio Electric & Gas Series 01
5.00%, 2/01/07                                                                         2,300         2,427,121
Series 95
5.375%, 2/01/18                                                                        1,100         1,151,810
Texas Public Finance Authority Revenue (Unemployment Compensation Assessment)
Series 03A FSA
5.00%, 6/15/08                                                                         1,160         1,250,550
                                                                                                --------------
                                                                                                    10,936,902
                                                                                                --------------

Utah - 0.8%
Box Elder County School District Series 01
5.00%, 6/15/05                                                                         1,000         1,015,940
                                                                                                --------------

Virginia - 3.1%
Virginia Beach GO Series 02
5.00%, 3/01/06                                                                         1,220         1,262,883
Virginia College Building Authority
5.00%, 2/01/07                                                                         1,500         1,586,160
Virginia Transportation Board (Northern Virginia Transportation PG Project)
Series 02A
3.00%, 5/15/05                                                                         1,200         1,205,340
                                                                                                --------------
                                                                                                     4,054,383
                                                                                                --------------

Washington - 2.5%
Seattle Municipal Light & Power Revenue Series 01
5.50%, 3/01/08                                                                         1,000         1,090,610
Washington GO Series 01R-A
5.25%, 9/01/05                                                                         1,260         1,289,597
Washington Public Power Supply System (Nuclear Project No. 2)
Series 98A
5.75%, 7/01/09                                                                           860           957,318
                                                                                                --------------
                                                                                                     3,337,525
                                                                                                --------------

Total Municipal Bonds
(cost $90,776,478)                                                                                  90,792,744
                                                                                                --------------

Company                                                                               Shares      U.S. $ Value
--------------------------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-30.2%
United States Investments - 20.0%

Finance - 4.5%
Banking - 2.2%
Bank of America Corp.                                                                  7,952           367,939
Citigroup, Inc.                                                                       21,650           968,838
Fannie Mae                                                                             3,300           226,710
Freddie Mac                                                                            2,000           136,520
J.P. Morgan Chase & Co.                                                               16,900           636,285
National City Corp.                                                                    6,300           233,604
SunTrust Banks, Inc.                                                                   2,500           178,250
Wachovia Corp.                                                                         3,500           181,125
                                                                                                --------------
                                                                                                     2,929,271
                                                                                                --------------


Financial Services - 0.8%
Franklin Resources, Inc.                                                               2,400    $      157,512
Lehman Brothers Holdings, Inc.                                                         2,200           184,316
MBNA Corp.                                                                            15,420           409,555
Merrill Lynch & Co., Inc.                                                              2,600           144,846
The Goldman Sachs Group, Inc.                                                          1,400           146,664
                                                                                                --------------
                                                                                                     1,042,893
                                                                                                --------------

Insurance - 1.5%
American International Group, Inc.                                                     8,350           528,973
MetLife, Inc.                                                                          5,100           198,900
The Chubb Corp.                                                                        3,600           274,356
The Hartford Financial Services Group, Inc.                                            1,200            76,800
The Progressive Corp.                                                                  2,100           191,079
The St. Paul Travelers Cos., Inc.                                                      2,036            74,273
UnitedHealth Group, Inc.                                                               5,100           422,535
XL Capital, Ltd Cl.A                                                                   3,800           286,368
                                                                                                --------------
                                                                                                     2,053,284
                                                                                                --------------
                                                                                                     6,025,448
                                                                                                --------------

Technology - 4.1%
Data Processing - 2.1%
Apple Computer, Inc.(b)                                                                2,050           137,453
Arrow Electronics, Inc.(b)                                                             3,500            85,855
Avnet, Inc.(b)                                                                         9,300           171,120
Dell, Inc.(b)                                                                         16,850           682,762
Electronic Arts, Inc.(b)                                                               9,150           447,435
Hewlett-Packard Co.                                                                   24,600           492,000
Ingram Micro, Inc.(b)                                                                  1,000            19,240
Microsoft Corp.                                                                       20,000           536,200
Solectron Corp.(b)                                                                    30,725           192,031
Tech Data Corp.(b)                                                                     1,400            63,546
                                                                                                --------------
                                                                                                     2,827,642
                                                                                                --------------

Electrical & Electronics - 1.4%
ADC Telecommunications, Inc.(b)                                                       20,900            49,115
Broadcom Corp. Cl.A(b)                                                                 8,100           263,412
Cisco Systems, Inc.(b)                                                                14,400           269,424
Corning, Inc.(b)                                                                      30,600           384,948
Juniper Networks, Inc.(b)                                                             14,900           410,197
QUALCOMM, Inc.                                                                         9,800           407,876
Tellabs, Inc.(b)                                                                       8,700            74,385
                                                                                                --------------
                                                                                                     1,859,357
                                                                                                --------------

Electronic Components & Instruments - 0.6%
Applied Materials, Inc.(b)                                                             6,800           113,152
Intel Corp.                                                                            8,400           187,740
Maxim Integrated Products, Inc.                                                        1,800            73,728
Symantec Corp.(b)                                                                      5,650           360,526
                                                                                                --------------
                                                                                                       735,146
                                                                                                --------------
                                                                                                     5,422,145
                                                                                                --------------

Consumer Cyclical - 3.3%
Broadcasting & Publishing - 1.1%
Comcast Corp. Cl.A Special(b)                                                          7,200           213,480
The E.W. Scripps Co. Cl.A                                                              6,400           299,136
Time Warner, Inc.(b)                                                                  14,200           251,482
Viacom, Inc. Cl.B                                                                      1,600            55,520
Yahoo!, Inc.(b)                                                                       17,800           669,636
                                                                                                --------------
                                                                                                     1,489,254
                                                                                                --------------

Business & Public Services - 0.1%
The Interpublic Group of Cos., Inc.(b)                                                 8,000            99,280
                                                                                                --------------

Leisure & Tourism - 0.1%
Starbucks Corp.(b)                                                                     3,600           202,536
                                                                                                --------------

Merchandising - 1.7%
Amazon.com, Inc.(b)                                                                    3,500           138,880
Bed Bath & Beyond, Inc.(b)                                                             5,000           199,640
eBay, Inc.(b)                                                                          5,850           657,832
Lowe's Cos., Inc.                                                                      8,450           467,539
Office Depot, Inc.(b)                                                                  9,200           150,880
Target Corp.                                                                           8,350           427,687
Wal-Mart Stores, Inc.                                                                  4,300           223,858
                                                                                                --------------
                                                                                                     2,266,316
                                                                                                --------------


Textiles & Apparel - 0.3%
Jones Apparel Group, Inc.                                                              4,400    $      156,332
V. F. Corp.                                                                            3,700           199,763
                                                                                                --------------
                                                                                                       356,095
                                                                                                --------------
                                                                                                     4,413,481
                                                                                                --------------

Medical - 1.9%
Health & Personal Care - 1.9%
Amgen, Inc.(b)                                                                         7,300           438,292
Avon Products, Inc.                                                                    7,450           279,673
Boston Scientific Corp.(b)                                                             9,500           330,695
Forest Laboratories, Inc.(b)                                                           1,800            70,146
Medco Health Solutions, Inc.(b)                                                        6,200           233,864
Merck & Co., Inc.                                                                      2,800            78,456
Pfizer, Inc.                                                                          17,300           480,421
St. Jude Medical, Inc.(b)                                                              8,400           320,376
Zimmer Holdings, Inc.(b)                                                               2,900           236,640
                                                                                                --------------
                                                                                                     2,468,563
                                                                                                --------------

Capital Equipment - 1.7%
Aerospace & Defense - 0.2%
Goodrich Corp.                                                                         3,800           120,650
The Boeing Co.                                                                         2,800           149,996
                                                                                                --------------
                                                                                                       270,646
                                                                                                --------------

Automobiles - 0.1%
BorgWarner, Inc.                                                                       2,000           100,120
Lear Corp.                                                                             1,200            69,600
                                                                                                --------------
                                                                                                       169,720
                                                                                                --------------

Industrial Components - 0.2%
Eaton Corp.                                                                            3,200           215,680
                                                                                                --------------

Multi-Industry - 1.2%
Cooper Industries, Ltd. Cl.A                                                           3,900           258,609
General Electric Co.                                                                  29,000         1,025,440
Textron, Inc.                                                                          4,400           319,528
                                                                                                --------------
                                                                                                     1,603,577
                                                                                                --------------
                                                                                                     2,259,623
                                                                                                --------------

Energy - 1.3%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.                                                                     1,600            70,928
Halliburton Co.                                                                        1,700            70,295
                                                                                                --------------
                                                                                                       141,223
                                                                                                --------------

Energy Sources - 1.2%
ChevronTexaco Corp.                                                                    9,200           502,320
ConocoPhillips                                                                         4,900           445,851
Occidental Petroleum Corp.                                                             7,200           433,512
Valero Energy Corp.                                                                    3,000           140,370
                                                                                                --------------
                                                                                                     1,522,053
                                                                                                --------------
                                                                                                     1,663,276
                                                                                                --------------

Consumer Staples - 1.1%
Beverages & Tobacco - 0.3%
Altria Group, Inc.                                                                     3,700           212,713
PepsiCo, Inc.                                                                          2,900           144,739
                                                                                                --------------
                                                                                                       357,452
                                                                                                --------------

Food & Household Products - 0.8%
Safeway, Inc.(b)                                                                      13,000           250,640
SUPERVALU, Inc.                                                                        5,500           173,745
The Kroger Co.(b)                                                                     14,500           234,610
The Procter & Gamble Co.                                                               7,250           387,730
                                                                                                --------------
                                                                                                     1,046,725
                                                                                                --------------
                                                                                                     1,404,177
                                                                                                --------------

Utilities - 0.9%
Electric & Gas - 0.9%
American Electric Power Co., Inc.                                                      8,700           297,279
Constellation Energy Group, Inc.                                                       6,900           301,530
Entergy Corp.                                                                          3,700           239,834
FirstEnergy Corp.                                                                      6,200           261,826
Wisconsin Energy Corp.                                                                 4,900           163,023
                                                                                                --------------
                                                                                                     1,263,492
                                                                                                --------------


Transportation - 0.6%
Transportation- Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.                                                     3,700    $      166,648
CSX Corp.                                                                              1,600            61,008
Norfolk Southern Corp.                                                                15,300           525,249
                                                                                                --------------
                                                                                                       752,905
                                                                                                --------------

Industrial Commodities - 0.5%
Forest & Paper - 0.5%
Georgia-Pacific Corp.                                                                 10,500           384,405
International Paper Co.                                                                2,500           103,800
Kimberly-Clark Corp.                                                                   1,100            69,971
Smurfit-Stone Container Corp.(b)                                                       3,400            61,064
                                                                                                --------------
                                                                                                       619,240
                                                                                                --------------

Telecommunications - 0.1%
Telecommunications - 0.1%
Sprint Corp.                                                                           6,700           152,827
                                                                                                --------------

Total United States Investments
(cost $22,490,602)                                                                                  26,445,177
                                                                                                --------------

Foreign Investments - 10.2%

Australia - 0.1%
Publishing & Broadcasting, Ltd.                                                        1,374            16,520
Rinker Group, Ltd.                                                                    11,284            83,357
                                                                                                --------------
                                                                                                        99,877
                                                                                                --------------

Belgium - 0.1%
Delhaize Group                                                                         2,300           177,544
                                                                                                --------------

Bermuda - 0.4%
Marvell Technology Group, Ltd.(b)                                                      5,600           179,536
Nabors Industries, Ltd.(b)                                                             5,300           275,600
                                                                                                --------------
                                                                                                       455,136
                                                                                                --------------

Brazil - 0.1%
Petroleo Brasileiro, SA (ADR)                                                          3,100           106,888
Votorantim Celulose e Papel, SA (ADR)                                                  1,300            48,945
                                                                                                --------------
                                                                                                       155,833
                                                                                                --------------

Canada - 0.5%
Alcan, Inc.                                                                            2,800           142,199
Bank of Nova Scotia                                                                    4,300           135,109
Magna International, Inc. Cl.A                                                           500            39,675
Manulife Financial Corp.(c)                                                            3,300           147,631
Manulife Financial Corp.                                                               2,274           102,171
Research In Motion, Ltd.(b)                                                            1,700           151,249
                                                                                                --------------
                                                                                                       718,034
                                                                                                --------------

China - 0.1%
China Petroleum & Chemical Corp. Cl.H                                                146,000            61,931
                                                                                                --------------

France - 1.1%
Arcelor                                                                                9,540           209,691
Assurances Generales de France                                                         2,600           178,287
BNP Paribas, SA                                                                        1,968           136,508
Credit Agricole, SA                                                                    1,800            53,173
Essilor International, SA                                                                801            54,642
Groupe Danone(b)                                                                         594            52,879
Renault, SA                                                                            1,500           122,510
Sanofi-Synthelabo, SA                                                                  3,103           233,062
Schneider Electric, SA                                                                   698            48,413
Societe Generale                                                                       1,100           105,978
Total, SA                                                                                854           186,518
                                                                                                --------------
                                                                                                     1,381,661
                                                                                                --------------

Germany - 0.6%
Altana AG(b)                                                                             607            33,125
Continental AG                                                                         2,800           170,128
HeidelbergCement AG                                                                    1,400            79,556
MAN AG                                                                                 1,700            64,264
Porsche AG pfd.                                                                          126            80,073
SAP AG (ADR)                                                                           3,200           142,400
SAP AG                                                                                 1,048           186,272
                                                                                                --------------
                                                                                                       755,818
                                                                                                --------------


Hong Kong - 0.1%
Esprit Holdings, Ltd.                                                                 23,000    $      125,702
                                                                                                --------------

Hungary - 0.0%
MOL Magyar Olaj-es Gazipari Rt. (GDR)(a)(b)                                              670            44,977
                                                                                                --------------

Ireland - 0.2%
Allied Irish Banks PLC                                                                 4,309            83,893
CRH PLC                                                                                5,389           135,867
Depfa Bank PLC                                                                         4,900            79,893
                                                                                                --------------
                                                                                                       299,653
                                                                                                --------------

Israel - 0.2%
Bank Hapoalim, Ltd.                                                                   22,100            64,369
Teva Pharmaceutical Industries, Ltd. (ADR)                                             8,300           226,424
                                                                                                --------------

                                                                                                       290,793
                                                                                                --------------

Italy - 0.2%
Eni SpA                                                                               12,176           298,805
                                                                                                --------------

Japan - 1.7%
Aeon Credit Service Co., Ltd.                                                            800            57,185
Aiful, Corp.                                                                           1,150           129,752
Canon, Inc.                                                                            7,300           364,040
Daikin Industries, Ltd.                                                                2,200            57,913
Daito Trust Construction Co., Ltd.                                                       700            31,547
Denso Corp.                                                                            5,500           131,162
Eisai Co., Ltd.                                                                        2,700            80,191
Honda Motor Co., Ltd.                                                                  5,000           238,642
Hoya Corp.                                                                             1,700           176,253
JFE Holdings, Inc.                                                                     4,000           114,500
Keyence Corp.                                                                            400            90,011
Mitsubishi Corp.                                                                      12,000           151,239
Mitsubishi Tokyo Financial Group, Inc.                                                     6            56,499
Nissan Motor Co., Ltd.                                                                10,000           104,772
Nitto Denko Corp.                                                                      1,000            51,756
Promise Co., Ltd.                                                                      1,850           128,750
Ricoh Co., Ltd.                                                                        4,000            70,518
Sumitomo Mitsui Financial Group, Inc.                                                     24           166,057
UFJ Holdings, Inc.(b)                                                                     17            89,514
                                                                                                --------------
                                                                                                     2,290,301
                                                                                                --------------

Mexico - 0.1%
America Movil SA de CV (ADR)                                                           2,300           107,433
Grupo Televisa, SA (ADR)                                                                 600            37,362
                                                                                                --------------
                                                                                                       144,795
                                                                                                --------------

Netherlands - 0.3%
ASML Holding NV(b)                                                                     3,164            48,253
ING Groep NV                                                                          10,642           291,391
                                                                                                --------------
                                                                                                       339,644
                                                                                                --------------

Panama - 0.1%
Carnival Corp.                                                                         3,300           174,933
                                                                                                --------------

Russia - 0.0%
Mobile Telesystems (ADR)                                                                 300            41,613
                                                                                                --------------

Singapore - 0.1%
Flextronics International, Ltd.(b)                                                     3,000            43,050
Singapore Telecommunications, Ltd.                                                    96,720           139,708
                                                                                                --------------
                                                                                                       182,758
                                                                                                --------------

South Korea - 0.3%
Hyundai Motor Co., Ltd.                                                                1,600            78,523
Kookmin Bank(b)                                                                        1,400            52,864
POSCO                                                                                    900           168,117
Samsung Electronics Co., Ltd. (GDR)(a)                                                   401            82,205
Shinhan Financial Group Co., Ltd.                                                      3,300            69,004
                                                                                                --------------
                                                                                                       450,713
                                                                                                --------------

Spain - 0.3%
Banco Bilbao Vizcaya Argentaria, SA                                                    6,543           107,167
Gestevision Telecino, SA(b)                                                            2,026            38,197
Inditex, SA                                                                            3,604           105,211
Repsol YPF, SA                                                                         5,600           136,124
                                                                                                --------------
                                                                                                       386,699
                                                                                                --------------


Sweden - 0.2%
Svenska Cellulosa AB Cl.B                                                              2,900    $      120,682
Telefonaktiebolaget LM Ericsson Cl.B(b)                                               54,382           180,627
                                                                                                --------------
                                                                                                       301,309
                                                                                                --------------

Switzerland - 0.9%
Alcon, Inc.                                                                            5,050           376,326
Credit Suisse Group                                                                    3,300           128,316
Nobel Biocare Holding AG                                                                 380            67,976
Novartis AG                                                                            4,448           212,235
Roche Holdings AG(b)                                                                   1,823           190,887
UBS AG                                                                                 2,162           174,296
                                                                                                --------------
                                                                                                     1,150,036
                                                                                                --------------

Taiwan - 0.3%
Compal Electronics, Inc. (GDR)(a)                                                     25,239           116,099
Hon Hai Precision Industry Co., Ltd. (GDR)(a)                                          7,821            63,041
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                    18,743           149,382
                                                                                                --------------
                                                                                                       328,522
                                                                                                --------------

Thailand - 0.0%
PTT Public Co., Ltd.                                                                  10,300            44,493
                                                                                                --------------

United Kingdom - 2.2%
Aviva PLC                                                                             12,628           139,452
BHP Billiton PLC                                                                       6,088            71,027
BP PLC                                                                                17,700           180,311
Capita Group PLC                                                                      10,684            72,687
Carnival PLC                                                                           2,958           164,645
Enterprise Inns PLC                                                                    4,102            53,362
George Wimpey PLC                                                                      5,800            39,452
GlaxoSmithKline PLC                                                                    5,600           117,990
GUS PLC                                                                                7,140           118,959
HSBC Holdings PLC                                                                     12,716           215,937
Man Group PLC                                                                          2,146            61,011
Persimmon PLC                                                                          3,800            44,850
Reckitt Benckiser PLC                                                                  6,276           184,676
RMC Group PLC                                                                          6,400           102,775
Royal Bank of Scotland Group PLC                                                       7,129           218,586
Smith & Nephew PLC                                                                     9,106            92,599
Standard Chartered PLC                                                                 7,680           146,615
Tesco PLC                                                                             42,030           241,561
Vodafone Group PLC                                                                    95,732           259,446
Whitbread PLC                                                                          6,200            94,327
WPP Group PLC                                                                          6,547            71,925
Xstrata PLC                                                                           10,000           177,237
                                                                                                --------------
                                                                                                     2,869,430
                                                                                                --------------

Total Foreign Investments
(cost $11,113,871)                                                                                  13,571,010
                                                                                                --------------

Total Common & Preferred Stocks
(cost $33,604,473)                                                                                  40,016,187
                                                                                                --------------

                                                                                   Principal
                                                                                      Amount
                                                                                        (000)     U.S. $ Value
                                                                                                --------------
SHORT-TERM INVESTMENT-0.4%

Time Deposit - 0.4%
State Street Euro Dollar
1.35%, 12/01/04
(cost $551,000)                                                                    $     551           551,000

Total Investments - 99.1%
(cost $124,931,951)                                                                                131,359,931
Other assets less liabilities -  0.9%                                                                1,206,348
                                                                                                --------------
Net Assets -  100%                                                                              $  132,566,279
                                                                                                --------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                 Number of      Expiration                      Value at November     Unrealized
     Type        Contracts         Month       Original Value       30, 2004         Appreciation
-------------------------------------------------------------------------------------------------
Euro STOXX 50        3         December 2004         #              $114,354            $ 994

INTEREST RATE SWAP TRANSACTIONS

                                                                    Rate Type
                                                  ------------------------------------------
                                                                                                 Unrealized
                       Notional     Termination     Payments made       Payments received by   Appreciation/
Swap Counterparty       Amount          Date       by the Strategy         the Strategy       (Depreciation)
-------------------------------------------------------------------------------------------------------------
Goldman Sachs        $ 3,400,000      02/03/06        76.48% of                BMA*              $   742
                                                    1 month LIBOR+
JP Morgan              1,450,000      09/01/06          BMA*                  2.173%              (5,807)
JP Morgan              1,450,000      02/01/12         3.365%                  BMA*                2,524
Merrill Lynch          3,400,000      02/03/06          BMA*                 85.10% of            10,584
                                                                         1 month LIBOR+

* BMA (Bond Market Association)
+ LIBOR (London Interbank Offered Rate)

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified in-stitutional buyers. At November 30, 2004, the aggregate market value of these securities amounted to $609,412 or 0.5% of net assets.
(b)   Non-income producing security.
(c)   U.S. exchange Listed.

Glossary of Terms:

ACA                   American Capital Access Financial Guaranty Corporation
ADR                   American Depositary Receipt
AMBAC                 American Municipal Bond Assurance Corporation
AMT                   Alternative Minimum Tax - (subject to)
FGIC                  Financial Guaranty Insurance Company
FSA                   Financial Security Assurance Inc.
GABS                  Grant Anticipation Bonds
GANS                  Grant Anticipation Notes
GDR                   Global Depositary Receipt
GO                    General Obligation
IBC                   International Bancshares Corporation
IDA                   Industrial Development Authority
MBIA                  Municipal Bond Investors Assurance
PCR                   Pollution Control Revenue
pfd.                  Preferred Stock
PSF-GTD               (Texas) Permanent Schools Funds
SCSDE                 The South Carolina State Department of Education
SWDR                  Solid Waste Disposal Revenue
TANS                  Tax Anticipation Notes
TRANS                 Tax and Revenue Anticipation Notes


SECTOR BREAKDOWN

Municipal Bonds                                69.1%
Finance                                         7.2%
Technology                                      5.7%
Consumer Cyclicals                              4.1%
Medical                                         3.2%
Capital Equipment                               2.6%
Energy                                          2.3%
Consumer Staples                                1.6%
Industrial Commodities                          1.3%
Utilities                                       1.0%
Transportation                                  0.6%
Telecommunications                              0.5%
Construction & Housing                          0.4%
Short-Term                                      0.4%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

        EXHIBIT NO.       DESCRIPTION OF EXHIBIT

        11(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:   /s/ Marc O. Mayer
      ------------------
      Marc O. Mayer
      President

Date: January 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      President

Date: January 27, 2005

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: January 27, 2005